Cash and cash equivalents (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 32,420	$ 30,972
Cash equivalents	312,668	215,279
Cash and cash equivalents	345,088	$ 246,251	$ 249,654	$ 100,791
Proceeds from redemption of marketable securities	$ 29,200